                          AIM TREASURER'S SERIES TRUST

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                        Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented February 24, 2006 and March 31, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
 POSITION(S) HELD WITH THE        AND/OR                                                                TRUSTEESHIP(S) HELD
         TRUST                   OFFICER                                                                   BY TRUSTEE
                                  SINCE

INTERESTED PERSONS
Robert H. Graham(1) -- 1946       2003            Director and Chairman, A I M Management               None"
Trustee and Vice Chair                            Group Inc. (financial services holding
                                                  company); Director and Vice Chairman,
                                                  AMVESCAP PLC; Chairman, AMVESCAP PLC --
                                                  AIM Division (parent of AIM and a global
                                                  investment management firm); and Trustee
                                                  and Vice Chair of The AIM Family of
                                                  Funds--Registered Trademark--

                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc. (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer);
                                                  Chief Executive Officer, AMVESCAP PLC --
                                                  Managed Products; and President and
                                                  Principal Executive Officer of The AIM
                                                  Family of Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954       2006            Director, Chief Executive Officer and                 None"
President and Principal                           President, A I M Management Group Inc.,
Executive Officer                                 AIM Mutual Fund Dealer Inc., AIM Funds
                                                  Management Inc. and 1371 Preferred Inc.;
                                                  Director and President, A I M Advisors,
                                                  Inc., INVESCO Funds Group, Inc. and AIM
                                                  GP Canada Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc., Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc.; Director, President
                                                  and Chairman, AVZ Callco Inc., AMVESCAP
                                                  Inc. and AIM Canada Holdings Inc.;
                                                  Director and Chief Executive Officer,
                                                  AIM Trimark Global Fund Inc. and AIM
                                                  Trimark Canada Fund Inc.; and President
                                                  and Principal Executive Officer of The
                                                  AIM Family of Funds--Registered
                                                  Trademark--

                                                  Formerly: Chairman, AIM Canada Holdings,
                                                  Inc.; Executive Vice President and Chief
                                                  Operations Officer, AIM Funds Management
                                                  Inc.; President, AIM Trimark Global Fund
                                                  Inc. and AIM Trimark Canada Fund Inc.;
                                                  and Director, Trimark Trust

----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                                PREMIER PORTFOLIO

                         Supplement dated August 1, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST   AND/OR                                                                 HELD BY TRUSTEE
                                  OFFICER
                                  SINCE
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003     Director and Chairman, A I M Management Group Inc.       None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President, A I M   None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO Distributors,
                                             Inc.; Director, President and Chairman, AVZ Callco Inc.,
                                             AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and
                                             Chief Executive Officer, AIM Trimark Global Fund Inc.
                                             and AIM Trimark Canada Fund Inc.; and President and
                                             Principal Executive Officer of The AIM Family of Funds
                                             --Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                          PREMIER TAX-EXEMPT PORTFOLIO

                         Supplement dated August 1, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                             TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                  BY TRUSTEE
                                   SINCE
------------------------------    -------    -----------------------------------------------------   ---------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                            Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors, Inc.,
                                             INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                             Director, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management Company
                                             and INVESCO Distributors, Inc.; Director, President and
                                             Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                          AIM TREASURER'S SERIES TRUST

                             INSTITUTIONAL CLASS OF

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented March 31, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST  AND/OR                                                                   HELD BY TRUSTEE
                                 OFFICER
                                  SINCE
-------------------------------  -------     -----------------------------------------------------     --------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946          2003     Director and Chairman, A I M Management Group Inc.        None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC -
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC - Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006     Director, Chief Executive Officer and President, A I M    None"
President and Principal                      Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                            AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.



                                       1